SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Aug. 31, 2019
Impairment loss of intangible assets	$ 111,115
Potentially dilutive warrants issued and outstanding	49,060
Potentially dillutive convertible notes issued and outstanding	$ 101,716
Bad debt expense	0	0
Write off for bad debt	$ 0	$ 0
Mobile application product [Member]
Estimated useful life of intangible asset			5 years
Finite-lived intangible assets, amortization method			Straight-line method
Patent [Member]
Estimated useful life of intangible asset			5 years
Finite-lived intangible assets, amortization method			Straight-line method
Copyrights [Member]
Finite-lived intangible assets, amortization method			Income forecast method
Copyrights [Member] | Maximum [Member]
Estimated useful life of intangible asset			10 years
Furniture [Member]
Estimated useful life of fixed asset	7 years		5 years
Appliances [Member]
Estimated useful life of fixed asset	5 years		7 years